2. Basis of Preparation and Statement of Compliance: Statement of Compliance (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in accordance International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The consolidated financial statements were approved and authorized for issuance by the Board of Directors on November 28, 2019.